Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2015	Aug. 12, 2015
Document And Entity Information
Entity Registrant Name	Zonzia Media, Inc.
Entity Central Index Key	0000356870
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Accelerated Filer
Entity Common Stock, Shares Outstanding		228,840,875
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015